Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current tax expense:
Federal	$ 22,612,000	$ 19,122,000	$ 19,614,000
State	2,531,000	1,879,000	2,020,000
Total current tax expense	25,143,000	21,001,000	21,634,000
Deferred tax expense (benefit)	(1,426,000)	1,440,000	(2,336,000)
Total income tax expense	23,717,000	22,441,000	19,298,000
Components of deferred tax assets and liabilities [Abstract]
Benefits and deferred remuneration	(4,256,000)	(4,736,000)
Difference in reporting the allowance for loan losses, net	22,774,000	22,710,000
Other income or expense not yet reported for tax purposes	3,008,000	2,582,000
Depreciable assets	(1,309,000)	(1,413,000)
Other items	1,153,000	801,000
Net deferred tax assets at end of year	21,370,000	19,944,000	21,384,000
Net deferred tax assets at beginning of year	19,944,000	21,384,000
Deferred tax expense (benefit)	(1,426,000)	1,440,000	(2,336,000)
Deferred tax liability, unrealized gains on available-for-sale securities		2,500,000
Deferred tax assets, unrealized losses on available-for-sale securities	12,000,000
Deferred tax assets, unrecognized overfunded position in company's pension and postretirement benefit plans		1,500,000
Deferred tax liability, unrecognized overfunded position in company's pension and postretirement benefit plans	2,800,000
Reconciliation from statutory federal income tax rate to effective tax rate [Abstract]
Statutory federal income tax rate (in hundredths)	35.00%	35.00%	35.00%
Increase/(decrease) in taxes resulting from: [Abstract]
Tax exempt income (in hundredths)	(0.30%)	(0.70%)	(1.60%)
State income tax (including alternative minimum tax),net of federal tax benefit	2.30%	2.30%	2.00%
Other items (in hundredths)	0.30%	0.80%	1.40%
Effective income tax rate (in hundredths)	37.30%	37.40%	36.80%
Unrecognized pre-tax benefit and changes in those benefits [Roll Forward]
Unrecognized tax benefit, beginning balance	213,000	905,000
Decrease in prior unrecognized tax benefits	0	(342,000)
Lapse of statute of limitations		(350,000)
Unrecognized tax benefit, ending balance	$ 213,000	$ 213,000	$ 905,000
Federal [Member] | Minimum [Member]
Open Tax Years [Abstract]
Open tax year	2008
Federal [Member] | Maximum [Member]
Open Tax Years [Abstract]
Open tax year	2013
New York State [Member] | Minimum [Member]
Open Tax Years [Abstract]
Open tax year	2008
New York State [Member] | Maximum [Member]
Open Tax Years [Abstract]
Open tax year	2013